Segment, Product and Geographic Information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Allowance for sales returns and discounts, accounts receivable significant customers (in dollars)	$ 422	$ 427